INCOME TAXES - Deferred income tax assets not recognized (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Deferred income tax assets not recognized	$ 119,356	$ 122,435
Tax losses-capital
INCOME TAXES
Deferred income tax assets not recognized	38,445	55,704
Tax losses-operating
INCOME TAXES
Deferred income tax assets not recognized	69,919	57,580
Tax credits
INCOME TAXES
Deferred income tax assets not recognized	1,126	1,126
Other deductible temporary differences
INCOME TAXES
Deferred income tax assets not recognized	2,881	2,653
Property, plant and equipment, net
INCOME TAXES
Deferred income tax assets not recognized	$ 6,985	$ 5,372